Goodwill and intangible assets - Intangible Assets by Business Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets [Roll Forward]
Beginning Balance	$ 3,842	$ 4,127
Acquisitions/dispositions	32	0
Amortization	(237)	(261)	$ (298)
Foreign currency translation	(39)	(24)
Ending Balance	3,598	3,842	4,127
Investment Management
Intangible Assets [Roll Forward]
Beginning Balance	1,807	1,911
Acquisitions/dispositions	30	9
Amortization	(82)	(97)
Foreign currency translation	(38)	(16)
Ending Balance	1,717	1,807	1,911
Impairment charges related to write-down of intangible assets	6
Investment Services
Intangible Assets [Roll Forward]
Beginning Balance	1,186	1,355
Acquisitions/dispositions	2	0
Amortization	(155)	(162)
Foreign currency translation	(1)	(7)
Ending Balance	1,032	1,186	1,355
Other
Intangible Assets [Roll Forward]
Beginning Balance	849	861
Acquisitions/dispositions	0	(9)
Amortization	0	(2)
Foreign currency translation	0	(1)
Ending Balance	$ 849	$ 849	$ 861